Deposits from the Brazilian Central Bank and Deposits from credit institutions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classification [Abstract]
Financial liabilities at amortized cost		R$ 99,022,806	R$ 79,374,685	R$ 78,634,072
Total		99,022,806	79,374,685	78,634,072
Currency:
Reais		74,159,613	56,562,950	51,339,830
Euro		105,119	407,814	576,994
US dollar		24,758,074	22,156,054	26,546,404
Other currencies		0	247,867	170,844
Type:
Deposits on demand	[1]	709,605	306,081	314,112
Time deposits	[2]	47,227,456	52,739,163	49,548,858
Repurchase agreements		51,085,745	26,329,441	28,771,102
Of which:
Backed operations with Private Securities (3)	[3]	6,977,766	0	446,429
Backed operations with Government Securities		R$ 44,107,979	R$ 26,329,441	R$ 28,324,673

[1]	Non-interest bearing accounts.
[2]	It includes the operation with credit institution arising from export and import financing lines, BNDES and Finame on-lending and abroad and other credit lines abroad.
[3]	Refers primarily to repurchase agreements backed by own-issued debentures.